Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Redeemable Warrants (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 € / shares	Dec. 31, 2018	Dec. 31, 2017 € / shares	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	36,690	0
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	71,760	71,760
Number of other equity instruments exercisable in share-based payment arrangement	35,070	71,760
A G A S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method used		Monte Carlo
Expected dividends		0.00%
Expected volatility		51.00%
Risk-free interest rate		(0.59%)
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	18,345	0
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	0	18,345	18,345
Issue price (in EUR per share) | € / shares						€ 2.00
Expected dividends						0.00%
Expected volatility						35.70%
Risk-free interest rate						0.00%
Number of other equity instruments granted in share-based payment arrangement	18,345	18,345
Number of other equity instruments exercisable in share-based payment arrangement	0	18,345
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	38,229	81,964
Total number of BSAAR subscribed (in shares)	805,181	634,035	514,124
Valuation method used	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes
Number of other equity instruments exercisable in share-based payment arrangement	245,181	188,725
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	18,345	0
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	0	18,345	18,345
Issue price (in EUR per share) | € / shares						€ 2.00
Expected dividends						0.00%
Expected volatility						36.40%
Risk-free interest rate						0.00%
Number of other equity instruments granted in share-based payment arrangement	18,345	18,345
Number of other equity instruments exercisable in share-based payment arrangement	0	18,345
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided	0	0
Number of instruments exercised (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	35,070	35,070
Issue price (in EUR per share) | € / shares				€ 1.23
Expected dividends				0.00%
Expected volatility				40.00%
Risk-free interest rate				0.00%
Number of other equity instruments granted in share-based payment arrangement	35,070	35,070
Number of other equity instruments exercisable in share-based payment arrangement	35,070	35,070